UNSECURED DEBT AND RELATED DERIVATIVES - 2029 debentures (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Oct. 12, 2023	Dec. 31, 2022
Unsecured debentures and term loans, net
Principal issued and outstanding	$ 3,074,685		$ 2,991,651
2029 Debentures
Unsecured debentures and term loans, net
Principal issued and outstanding	$ 400,000	$ 400,000	$ 0
Interest receipt rate		6.074%
Deferred financing costs		$ 2,500
Redemption percentage		100.00%
Redemption spread		5050.00%